Schedule of Maturities of Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Total Amount Maturing [Member]
Short-term Debt [Line Items]
2022	$ 28,238
2023	5,060
2024	8,716
2025	5,565
2026 and thereafter	524
Total	48,103
Public Offering [Member]
Short-term Debt [Line Items]
2022	7,074
2023	3,475
2024	5,002
2025	5,085
2026 and thereafter
Total	20,636
Other Unsecured [Member]
Short-term Debt [Line Items]
2022	1,945
2023	1,514
2024	3,587
2025	398
2026 and thereafter
Total	7,444
Secured Borrowings [Member]
Short-term Debt [Line Items]
2022	19,219
2023	71
2024	127
2025	82
2026 and thereafter	524
Total	$ 20,023